Document and Entity Information	May 17, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001262976
Document Type	8-K
Document Period End Date	May 17, 2021
Entity Registrant Name	Cimpress plc
Entity Incorporation State Country Code	L2
Entity File Number	000-51539
Entity Tax Identification Number	98-0417483
Entity Address, Address Line One	Building D
Entity Address, Address Line Two	Xerox Technology Park
Entity Address, Postal Zip Code	A91 H9N9
Entity Address, City or Town	Dundalk, Co. Louth
Entity Address, Country	IE
City Area Code	353
Local Phone Number	42 938 8500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary Shares, nominal value per share of €0.01
Trading Symbol	CMPR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false